Commitments and Contingencies (Additional Information) (Details) - USD ($)		1 Months Ended		12 Months Ended			60 Months Ended
	Jul. 01, 2020	Aug. 31, 2015	Feb. 28, 2013	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies [Line Items]
Finance lease liabilities				$ 0			$ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]				Derivative Liability, Noncurrent			Derivative Liability, Noncurrent
Product Development Agreement [Member] | Developers [Member]
Commitments and Contingencies [Line Items]
Royalty payments				$ 2,300,000
Accrued royalty payables				2,200,000			$ 2,200,000
Agreement maturity date			Oct. 02, 2028
Agreement maturity renewal description			The Product Development Agreement will renew automatically for subsequent successive one-year renewal periods unless Scilex Pharma or the Developers terminate it upon 6-month written notice.
Product Development Agreement [Member] | Developers [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years			25.00%
Product Development Agreement [Member] | Developers [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty payment percentage related to future years			35.00%
Exclusive Distribution Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement maturity renewal description		shall automatically renew for additional terms of one year each, unless written notice of termination is given by either party at least 30 days prior to the end of the initial term or any renewal term.
Annual adjustment distribution fee percentage related to future years		3.00%
Agreement initial term		3 years
Exclusive Distribution Agreement [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Distribution fees							1.00%
Exclusive Distribution Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Distribution fees							2.00%
Project Agreement [Member] | Vendor [Member]
Commitments and Contingencies [Line Items]
Agreement maturity date	Jun. 30, 2022
Agreement maturity renewal description	extended for one year upon the mutual agreement of both parties. Either party may terminate the work order with 90 days’ notice.
Sales operation implementation fees	$ 59,000
Project Agreement [Member] | Vendor [Member] | Selling, General and Administrative Expenses [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees				$ 900,000	$ 1,900,000	$ 10,500,000
Project Agreement [Member] | Vendor [Member] | Minimum [Member] | Monthly [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees	63,700
Project Agreement [Member] | Vendor [Member] | Maximum [Member] | Monthly [Member]
Commitments and Contingencies [Line Items]
Sales operation implementation fees	$ 65,800
Non-cancelable Lease Agreements [Member] | Administrative Facility [Member]
Commitments and Contingencies [Line Items]
Operating lease, lease term								26 months
Non-cancelable Lease Agreements [Member] | Minimum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term				1 year 7 months 6 days			1 year 7 months 6 days
Operating lease, lease term				3 years			3 years
Non-cancelable Lease Agreements [Member] | Maximum [Member] | Research and Development Facilities [Member]
Commitments and Contingencies [Line Items]
Operating lease, remaining lease term				1 year 10 months 24 days			1 year 10 months 24 days
Operating lease, lease term				5 years			5 years